Capital Lease and Finance Obligations - Repayment of Capital Lease and Finance Obligations (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Year
Due within 1 year	CAD 90
Due in year 2	74
Due in year 3	73
Due in year 4	78
Due in year 5	49
Thereafter	1,950
Total	2,314
Less: Amounts representing imputed interest and executory costs on capital lease and finance obligations	(1,853)
Total capital lease and finance obligations	461
Less: Current installments	(47)	CAD (76)
Capital lease and finance obligations, noncurrent portion	414	CAD 460
Capital Leases
Year
Due within 1 year	58
Due in year 2	59
Due in year 3	68
Due in year 4	46
Due in year 5	46
Thereafter	1,950
Total	2,227
Finance Obligations
Year
Due within 1 year	32
Due in year 2	15
Due in year 3	5
Due in year 4	32
Due in year 5	3
Thereafter	0
Total	CAD 87